UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/15

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for this series, as appropriate.

                                    DREYFUS PREMIER INVESTMENT FUNDS, INC.

-          Dreyfus Large Cap Equity Fund

-          Dreyfus Large Cap Growth Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus

Large Cap Equity Fund

SEMIANNUAL REPORT June 30, 2015

Save time. Save paper. View your next shareholder report online as soon as it s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured " Not Bank-Guaranteed " May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund s Expenses
6	Comparing Your Fund s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
28	Information About the Renewal of the Fund s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Large Cap Equity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Large Cap Equity Fund, covering the six-month period from January 1, 2015, through June 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market proved volatile on its way to posting modest gains over the first half of 2015. Investors were worried when the economic recovery stalled during the first quarter of the year due to unusually harsh winter weather, a strengthening U.S. dollar, and expected increases in short-term interest rates. These fears waned during the second quarter, when economic growth seemed to regain momentum. While a number of headwinds remained, investors were encouraged by better employment data, stronger housing markets, and stabilizing currency exchange rates.

We expect economic uncertainty and bouts of market volatility to persist over the near term as Europe continues to struggle with instability in Greece, China addresses a stubborn economic slowdown, geopolitical conflicts flare across the Middle East, and U.S. investors await the first in a series of short-term interest rate hikes. We remain more optimistic regarding the economy s long-term outlook, which we believe should be supported by improved consumer and business confidence as well as aggressively accommodative monetary policies from many of the world s major central banks.As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2015, through June 30, 2015, as provided by Irene D. O Neill, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2015, Dreyfus Large Cap Equity Fund s Class A shares achieved a total return of 5.21%, Class C shares returned 4.83%, and Class I shares returned 5.42%.1 In comparison, the fund s benchmark, the Standard & Poor s® 500 Composite Stock Price Index ( S&P 500 Index ), produced a total return of 1.23% for the same period.2

U.S. equities advanced modestly over the first half of 2015 amid choppy economic growth. Favorable stock selections enabled the fund to outperform in nine of the benchmark s 10 economic sectors.

The Fund s Investment Approach

The fund seeks to provide long-term capital appreciation.To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies with market capitalizations of $5 billion or more at the time of purchase.

The fund invests primarily in large, established companies that we believe have proven track records and the potential for superior relative earnings growth. The investment process begins with a top-down assessment of broad economic, political, and social trends and their implications for different market and industry sectors. Using a bottom-up approach, fundamental research is used to identify companies with characteristics such as: earnings power unrecognized by the market, sustainable revenue and cash flow growth, positive operational and/or financial catalysts, attractive relative value versus history and peers, and strong or improving financial condition.

Choppy Economic Growth Constrained Equity Gains

An ongoing economic recovery proved uneven over the first half of 2015, as severe winter weather and a labor slowdown in West Coast ports produced a modest economic contraction during the first quarter. Global economic weakness further weighed on U.S. exporters and multinational corporations when massive quantitative easing programs in overseas markets caused the U.S. dollar to appreciate sharply

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

against most foreign currencies. Meanwhile, sharply lower oil prices created challenges for energy producers. Consequently, the S&P 500 Index vacillated between gains and losses over the first few months of the year.

The recovery seemed to get back on track in the spring, when labor markets resumed their gains, housing markets showed renewed strength, oil prices rebounded, and currency exchange rates stabilized. These developments sent stock prices higher through mid-June, until concerns regarding a debt crisis in Greece derailed the market s advance.

Fund Outperformed in Nine of 10 Market Sectors

The fund s investment approach proved successful during the reporting period. Relative results were especially robust in the information technology sector, where videogame developer Electronic Arts reported strong quarterly results due to the launch of new titles and a shift toward digital distribution. Semiconductor manufacturer Avago Technologies gained value amid higher sales of smartphones containing its chips and positive investor reactions to pending acquisitions. Cybersecurity specialist Palo Alto Networks encountered rising demand for network security from businesses. Cloud-based solutions providers salesforce.com and ServiceNow posted solid earnings amid strong enterprise demand, and consumer electronics giant Apple added value in an otherwise sluggish technology hardware industry.

In the generally weak energy sector, the fund scored successes with refiners Valero Energy and Phillips 66, which saw profits expand as input costs declined. Oil services firm Halliburton benefited from synergies achieved after a recent acquisition. Among health care companies, insurer Humana climbed in the midst of takeover speculation. Investors in specialty pharmaceuticals developer Mallinckrodt rewarded a planned acquisition and strong quarterly results, and drug producer BioMarin Pharmaceutical achieved strong sales of a key drug and has maintained a robust new product pipeline. Results in the financials sector were bolstered by Bank of America, which moved higher due to better economic conditions, expectations of higher interest rates, and positive comments by management.

The fund s performance in the telecommunications services sector was only slightly behind the benchmark, as strong stock selections were balanced by underweighted exposure to the industry group. In the consumer discretionary sector, motorcycle

4

manufacturer Harley-Davidson was weak after a strengthening U.S. dollar intensified competitive pressures. Disappointments in other areas included chocolate maker Hershey, where sales suffered due to the economic slowdown in China.

Maintaining a Constructive Investment Posture

The U.S. economy has gained momentum, but we believe that market leadership is likely to be concentrated among companies benefiting mainly from secular growth trends, not cyclical factors. We have found an ample number of such opportunities across a variety of market sectors. We especially favor companies that appear poised to benefit from catalysts for organic growth, as well as businesses taking steps to improve their business profiles and boost earnings growth. For example, a number of technology companies engaged in cloud and mobile computing meet our investment criteria, and we have identified certain energy companies that can outperform their peers by profitably increasing production volumes even if commodity prices remain near current levels.

July 15, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund s prospectus.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on the redemption of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement through May 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund s returns would have been lower.
2	SOURCE: LIPPER INC. Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor s 500® Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund s prospectus or talk to your financial adviser.

Review your fund s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Equity Fund from January 1, 2015 to June 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2015
	Class A	Class C	Class I
Expenses paid per $1,000	$5.60	$9.60	$3.82
Ending value (after expenses)	$1,052.10	$1,048.30	$1,054.20

COMPARING YOUR FUND S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2015
	Class A	Class C	Class I
Expenses paid per $1,000	$5.51	$9.44	$3.76
Ending value (after expenses)	$1,019.34	$1,015.42	$1,021.08

Expenses are equal to the fund s annualized expense ratio of 1.10% for Class A, 1.89% for Class C and .75%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2015 (Unaudited)

Common Stocks 99.6%	Shares		Value ($)
Automobiles & Components 1.8%
Harley-Davidson	67,460		3,801,371
Johnson Controls	95,490		4,729,620
			8,530,991
Banks 4.3%
Bank of America	566,220		9,637,064
PNC Financial Services Group	57,100		5,461,615
Wells Fargo & Co.	83,510		4,696,602
			19,795,281
Capital Goods 8.7%
Caterpillar	44,550		3,778,731
Dover	72,080		5,058,574
Eaton	82,430		5,563,201
Honeywell International	68,527		6,987,698
Illinois Tool Works	59,080		5,422,953
Ingersoll-Rand	111,320		7,505,194
United Technologies	53,610		5,946,957
			40,263,308
Consumer Durables & Apparel 2.1%
NIKE, Cl. B	35,889		3,876,730
PVH	49,345		5,684,544
			9,561,274
Consumer Services 2.2%
Cheesecake Factory	70,570		3,848,535
Yum! Brands	73,490		6,619,979
			10,468,514
Diversified Financials 7.7%
Ally Financial	217,160	[a]	4,870,899
Capital One Financial	86,900		7,644,593
Charles Schwab	216,610		7,072,316
Intercontinental Exchange	38,273		8,558,226

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Diversified Financials (continued)
Invesco	200,466		7,515,470
			35,661,504
Energy 9.0%
Anadarko Petroleum	42,520		3,319,111
Chevron	45,316		4,371,635
Exxon Mobil	50,450		4,197,440
Halliburton	141,110		6,077,608
Marathon Oil	149,770		3,974,896
Phillips 66	49,420		3,981,275
Pioneer Natural Resources	23,840		3,306,370
Schlumberger	58,510		5,042,977
Valero Energy	120,840		7,564,584
			41,835,896
Food & Staples Retailing .7%
Costco Wholesale	22,902		3,093,144
Food, Beverage & Tobacco 7.0%
Anheuser-Busch InBev, ADR	29,137		3,515,962
Hershey	49,410		4,389,090
Mead Johnson Nutrition	47,243		4,262,263
Monster Beverage	49,336	[a]	6,612,011
PepsiCo	82,260		7,678,148
Philip Morris International	74,170		5,946,209
			32,403,683
Health Care Equipment & Services 3.2%
Abbott Laboratories	123,390		6,055,981
Cardinal Health	50,810		4,250,257
Humana	24,206		4,630,124
			14,936,362
Household & Personal Products .9%
Procter & Gamble	51,055		3,994,543

8

Common Stocks (continued)	Shares		Value ($)
Insurance 3.6%
Aflac	89,030		5,537,666
FNF Group	157,000		5,807,430
Hartford Financial Services Group	134,400		5,587,008
			16,932,104
Materials 3.1%
Celanese, Ser. A	75,180		5,403,938
Dow Chemical	103,920		5,317,586
Nucor	80,150		3,532,211
			14,253,735
Media 3.8%
Comcast, Cl. A	117,940		7,092,912
Time Warner	73,350		6,411,524
Walt Disney	35,500		4,051,970
			17,556,406
Pharmaceuticals,
Biotech & Life Sciences 12.9%
AbbVie	115,400		7,753,726
Allergan	23,269	[a]	7,061,211
Amgen	19,137		2,937,912
Biogen	10,473	[a]	4,230,464
BioMarin Pharmaceutical	26,932	[a]	3,683,759
Bristol-Myers Squibb	53,480		3,558,559
Celgene	44,381	[a]	5,136,435
Gilead Sciences	54,665		6,400,178
Mallinckrodt	53,530	[a]	6,301,552
Merck & Co.	101,010		5,750,499
Pfizer	218,210		7,316,581
			60,130,876
Real Estate 1.1%
American Tower	54,500	[b]	5,084,305

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing 2.8%
Amazon.com	16,797	[a]	7,291,410
Lowe s	88,290		5,912,781
			13,204,191
Semiconductors &
Semiconductor Equipment 2.4%
Avago Technologies	45,694		6,074,103
NXP Semiconductors	50,323	[a]	4,941,719
			11,015,822
Software & Services 10.2%
Accenture, Cl. A	49,940		4,833,193
Adobe Systems	56,680	[a]	4,591,647
Electronic Arts	128,670	[a]	8,556,555
Facebook, Cl. A	137,820	[a]	11,820,132
Google, Cl. A	6,934	[a]	3,744,637
salesforce.com	87,530	[a]	6,094,714
ServiceNow	104,030	[a]	7,730,469
			47,371,347
Technology Hardware &
Equipment 9.1%
Apple	173,642		21,779,048
Cisco Systems	240,260		6,597,540
Palo Alto Networks	40,248	[a]	7,031,326
TE Connectivity	103,860		6,678,198
			42,086,112
Telecommunication Services .7%
AT&T	37,430	[c]	1,329,514
Verizon Communications	38,060		1,773,977
			3,103,491
Transportation .9%
Union Pacific	42,876		4,089,084
Utilities 1.4%
Sempra Energy	66,396		6,569,220
Total Common Stocks
(cost $370,520,144)			461,941,193

10

Other Investment .4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,017,569)	2,017,569 [d]	2,017,569

Total Investments (cost $372,537,713)	100.0%	463,958,762
Cash and Receivables (Net)	.0%	143,990
Net Assets	100.0%	464,102,752

ADR American Depository Receipts
a Non-income producing security.
b Investment in real estate investment trust.
c Security, or portion thereof, on loan.At June 30, 2015, the value of the fund s securities on loan was $1,316,194 and the value of the collateral held by the fund was $1,351,984, consisting of U.S. Government & Agency securities.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)

	Value (%)		Value (%)
Pharmaceuticals,		Semiconductors &
Biotech & Life Sciences	12.9	Semiconductor Equipment	2.4
Software & Services	10.2	Consumer Services	2.2
Technology Hardware & Equipment	9.1	Consumer Durables & Apparel	2.1
Energy	9.0	Automobiles & Components	1.8
Capital Goods	8.7	Utilities	1.4
Diversified Financials	7.7	Real Estate	1.1
Food, Beverage & Tobacco	7.0	Household & Personal Products	.9
Banks	4.3	Transportation	.9
Media	3.8	Telecommunication Services	.7
Insurance	3.6	Food & Staples Retailing	.7
Health Care Equipment & Services	3.2	Money Market Investment	.4
Materials	3.1
Retailing	2.8		100.0

Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities See Statement of Investments
on loan, valued at $1,316,194) Note 1(b):
Unaffiliated issuers	370,520,144	461,941,193
Affiliated issuers	2,017,569	2,017,569
Cash		312,018
Receivable for shares of Common Stock subscribed		3,059,743
Dividends and securities lending income receivable		427,262
Receivable for investment securities sold		362,275
Prepaid expenses		19,520
		468,139,580
Liabilities ($):
Due to The Dreyfus Corporation and affiliates Note 3(c)		295,066
Payable for investment securities purchased		3,148,976
Payable for shares of Common Stock redeemed		558,034
Accrued expenses		34,752
		4,036,828
Net Assets ($)		464,102,752
Composition of Net Assets ($):
Paid-in capital		363,225,207
Accumulated undistributed investment income net		2,361,674
Accumulated net realized gain (loss) on investments		7,094,822
Accumulated net unrealized appreciation
(depreciation) on investments		91,421,049
Net Assets ($)		464,102,752

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	3,850,019	526,583	459,726,150
Shares Outstanding	226,968	30,723	25,784,640
Net Asset Value Per Share ($)	16.96	17.14	17.83

See notes to financial statements.

12

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015

Investment Income ($):
Income:
Cash dividends (net of $9,888 foreign taxes withheld at source):
Unaffiliated issuers	4,101,619
Affiliated issuers	1,187
Income from securities lending Note 1(b)	879
Total Income	4,103,685
Expenses:
Management fee Note 3(a)	1,615,326
Professional fees	29,098
Registration fees	25,189
Custodian fees Note 3(c)	19,124
Shareholder servicing costs Note 3(c)	16,773
Directors fees and expenses Note 3(d)	10,631
Prospectus and shareholders reports	6,446
Distribution fees Note 3(b)	1,806
Loan commitment fees Note 2	1,244
Interest expense Note 2	52
Miscellaneous	13,759
Total Expenses	1,739,448
Less reduction in expenses due to undertaking Note 3(a)	(104)
Less reduction in fees due to earnings credits Note 3(c)	(17)
Net Expenses	1,739,327
Investment Income Net	2,364,358
Realized and Unrealized Gain (Loss) on Investments Note 4 ($):
Net realized gain (loss) on investments	8,135,491
Net unrealized appreciation (depreciation) on investments	14,049,742
Net Realized and Unrealized Gain (Loss) on Investments	22,185,233
Net Increase in Net Assets Resulting from Operations	24,549,591

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Operations ($):
Investment income net	2,364,358	4,453,732
Net realized gain (loss) on investments	8,135,491	27,911,836
Net unrealized appreciation
(depreciation) on investments	14,049,742	8,936,179
Net Increase (Decrease) in Net Assets
Resulting from Operations	24,549,591	41,301,747
Dividends to Shareholders from ($):
Investment income net:
Class A		(24,796)
Class C		(498)
Class I	(155,065)	(7,168,756)
Net realized gain on investments:
Class A		(24,211)
Class C		(4,070)
Class I		(4,686,583)
Total Dividends	(155,065)	(11,908,914)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,522,133	816,883
Class C	125,636	411,680
Class I	36,851,788	100,862,171
Dividends reinvested:
Class A		43,492
Class C		3,609
Class I	33,357	4,318,878
Cost of shares redeemed:
Class A	(61,773)	(227,396)
Class C	(134,205)	(206,201)
Class I	(49,991,225)	(68,494,309)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(11,654,289)	37,528,807
Total Increase (Decrease) in Net Assets	12,740,237	66,921,640
Net Assets ($):
Beginning of Period	451,362,515	384,440,875
End of Period	464,102,752	451,362,515
Undistributed investment income net	2,361,674	152,381

14

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Capital Share Transactions:
Class A
Shares sold	90,221	52,648
Shares issued for dividends reinvested		2,711
Shares redeemed	(3,617)	(14,702)
Net Increase (Decrease) in Shares Outstanding	86,604	40,657
Class C
Shares sold	7,362	25,583
Shares issued for dividends reinvested		218
Shares redeemed	(8,146)	(13,178)
Net Increase (Decrease) in Shares Outstanding	(784)	12,623
Class I
Shares sold	2,101,679	6,230,125
Shares issued for dividends reinvested	1,867	255,443
Shares redeemed	(2,836,983)	(4,174,651)
Net Increase (Decrease) in Shares Outstanding	(733,437)	2,310,917

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund s financial statements.

Six Months Ended
June 30, 2015					Year Ended December 31,
Class A Shares		(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		16.12		15.06	11.38	9.79	10.45	9.14
Investment Operations:
Investment income net[a]		.06		.11	.11	.11	.06	.03
Net realized and unrealized
gain (loss) on investments		.78		1.33	3.69	1.54	(.66)	1.35
Total from Investment Operations		.84		1.44	3.80	1.65	(.60)	1.38
Distributions:
Dividends from
investment income net				(.20)	(.12)	(.06)	(.06)	(.08)
Dividends from net realized
gain on investments				(.18)
Total Distributions				(.38)	(.12)	(.06)	(.06)	(.08)
Settlement payment from
unaffiliated third party								.01
Net asset value, end of period		16.96		16.12	15.06	11.38	9.79	10.45
Total Return (%)[b]		5.21	[c]	9.58	33.64	16.90	(5.78)	15.23 [d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		1.10	[e]	1.13	1.19	1.30	1.34	2.04
Ratio of net expenses
to average net assets		1.10	[e]	1.11	1.13	1.25	1.17	1.50
Ratio of net investment income
to average net assets		.68	[e]	.72	.81	.96	.56	.30
Portfolio Turnover Rate		20.89	[c]	57.11	66.65	34.07	47.87	43.92
Net Assets, end of period
($ x 1,000)		3,850		2,262	1,501	657	503	374

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d				If settlement payment from an unaffiliated third party was not made, total return would have been 15.12%.
e Annualized.
See notes to financial statements.

16

Six Months Ended
June 30, 2015				Year Ended December 31,
Class C Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	16.35		15.22	11.57	9.97	10.68	9.40
Investment Operations:
Investment income (loss) net[a]	(.01)		(.00)[b]	.01	.03	(.03)	(.02)
Net realized and unrealized
gain (loss) on investments	.80		1.33	3.74	1.57	(.66)	1.39
Total from Investment Operations	.79		1.33	3.75	1.60	(.69)	1.37
Distributions:
Dividends from
investment income net			(.02)	(.10)		(.02)	(.09)
Dividends from net realized
gain on investments			(.18)
Total Distributions			(.20)	(.10)		(.02)	(.09)
Settlement payment from
unaffiliated third party							.00 [b]
Net asset value, end of period	17.14		16.35	15.22	11.57	9.97	10.68
Total Return (%)[c]	4.83	[d]	8.74	32.57	16.05	(6.47)	14.69 [e]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.94	[f]	2.05	2.03	2.21	2.04	2.02
Ratio of net expenses
to average net assets	1.89	[f]	1.89	1.90	2.02	2.00	1.98
Ratio of net investment income
(loss) to average net assets	(.13)[f]		(.00)[g]	.07	.31	(.24)	(.18)
Portfolio Turnover Rate	20.89	[d]	57.11	66.65	34.07	47.87	43.92
Net Assets, end of period
($ x 1,000)	527		515	287	185	94	55

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e The impact of the settlement payment from an unaffiliated third party on total return amounted to less than .01%.
f Annualized.
g Amount represents less than .01%.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2015					Year Ended December 31,
Class I Shares		(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		16.92		15.81	11.95	10.26	10.95	9.55
Investment Operations:
Investment income net[a]		.09		.17	.16	.16	.10	.10
Net realized and unrealized
gain (loss) on investments		.83		1.40	3.88	1.63	(.69)	1.41
Total from Investment Operations		.92		1.57	4.04	1.79	(.59)	1.51
Distributions:
Dividends from
investment income net		(.01)		(.28)	(.18)	(.10)	(.10)	(.12)
Dividends from net realized
gain on investments				(.18)
Total Distributions		(.01)		(.46)	(.18)	(.10)	(.10)	(.12)
Settlement payment from
unaffiliated third party								.01
Net asset value, end of period		17.83		16.92	15.81	11.95	10.26	10.95
Total Return (%)		5.42	[b]	9.95	34.12	17.46	(5.46)	16.09 [c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		.75	[d]	.76	.78	.81	.81	.80
Ratio of net expenses
to average net assets		.75	[d]	.76	.78	.81	.81	.77
Ratio of net investment income
to average net assets		1.03	[d]	1.05	1.14	1.39	.92	1.02
Portfolio Turnover Rate		20.89	[b]	57.11	66.65	34.07	47.87	43.92
Net Assets, end of period
($ x 1,000)		459,726		448,585	382,652	226,648	168,688	194,970

a	Based on average shares outstanding.
b	Not annualized.
c				If settlement payment from an unaffiliated third party was not made, total return would have been 15.99%.
d Annualized.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 Significant Accounting Policies:

Dreyfus Large Cap Equity Fund (the fund ) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the Company ), which is registered under the Investment Company Act of 1940, as amended (the Act ), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund s investment objective is to seek to provide long-term capital appreciation. The Dreyfus Corporation (the Manager or Dreyfus ), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ( BNY Mellon ), serves as the fund s investment adviser.

MBSC Securities Corporation (the Distributor ), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund s shares. The fund is authorized to issue 250 million shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized) and Class I (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge ( CDSC ) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) is the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ( SEC ) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1 unadjusted quoted prices in active markets for identical investments.

Level 2 other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 significant unobservable inputs (including the fund s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company s Board of Directors (the Board ). Certain factors may be considered when fair valuing investments such

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund s investments:

		Level 2 Other	Level 3
	Level 1	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities
Domestic
Common Stocks	447,409,409			447,409,409
Equity Securities
Foreign
Common Stocks	14,531,784			14,531,784
Mutual Funds	2,017,569			2,017,569

See Statement of Investments for additional detailed categorizations.

At June 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

22

Pursuant to a securities lending agreement with The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner,The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund s rights against the borrower and the collateral. During the period ended June 30, 2015, The Bank of New York Mellon earned $266 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as affiliated under the Act. Investments in affiliated investment companies during the period ended June 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2014 ($)	Purchases ($)	Sales ($)	6/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	4,248,044	25,637,469	27,867,944	2,017,569.4
Dreyfus
Institutional
Cash Advantage
Fund		9,083,843	9,083,843
Total	4,248,044	34,721,312	36,951,787	2,017,569.4

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the Code ). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2014 was as follows: ordinary income $7,195,321 and long-term capital gains $4,713,593.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2 Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

24

Mellon (each, a Facility ), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2015, was approximately $9,400 with a related weighted average annualized interest rate of 1.12%.

NOTE 3 Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .70% of the value of the fund s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from January 1, 2015 through May 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $104 during the period ended June 30, 2015.

During the period ended June 30, 2015, the Distributor retained $1,288 from commissions earned on sales of the fund s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2015, Class C shares were charged $1,806 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services pro-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

vided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2015, Class A and Class C shares were charged $3,859 and $602, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2015, the fund was charged $5,374 for transfer agency services and $347 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $17.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2015, the fund was charged $19,124 pursuant to the custody agreement.

During the period ended June 30, 2015, the fund was charged $6,240 for services performed by the Chief Compliance Officer and his staff.

26

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $271,669, Distribution Plan fees $320, Shareholder Services Plan fees $906, custodian fees $16,642, Chief Compliance Officer fees $3,169 and transfer agency fees $2,360.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4 Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2015, amounted to $95,723,034 and $98,584,951, respectively.

At June 30, 2015, accumulated net unrealized appreciation on investments was $91,421,049, consisting of $97,172,640 gross unrealized appreciation and $5,751,591 gross unrealized depreciation.

At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

INFORMATION ABOUT THE RENEWAL OF THE
FUND S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund s Board of Directors held on March 11-12, 2015, the Board considered the renewal of the fund s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the Agreement ).The Board members, none of whom are interested persons (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management s brokerage policies

28

and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. ( Lipper ), an independent provider of investment company data, which included information comparing (1) the fund s performance with the performance of a group of comparable funds (the Performance Group ) and with a broader group of funds (the Performance Universe ), all for various periods ended December 31, 2014, and (2) the fund s actual and contractual management fees and total expenses with those of a group of comparable funds (the Expense Group ) and with a broader group of funds (the Expense Universe ), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund s total return performance was at or below the Performance Group median for all periods and below the Performance Universe median for all periods except for the three-year period when it was above the Performance Universe median. Dreyfus representatives noted the relative proximity to the Performance Group and/or Performance Universe median in certain periods when the fund s performance was below the median. Dreyfus

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND S
MANAGEMENT AGREEMENT (Unaudited) (continued)

also provided a comparison of the fund s calendar year total returns to the returns of the fund s benchmark index and noted that the fund s performance was above the return of the benchmark in seven of the ten years shown. Dreyfus representatives discussed with the Board reasons for the fund s relative underperformance in 2014, which negatively impacted performance in other periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund s contractual management fee was below the Expense Group median, the fund s actual management fee was at and above the Expense Group and Expense Universe medians, respectively, and the fund s total expenses were below the Expense Group median and above the Expense Universe median.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until May 1, 2016, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed .90% of the fund s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund [and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the Similar Clients ), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund s management fee.

30

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed busi-

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND S
MANAGEMENT AGREEMENT (Unaudited) (continued)

ness decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with Dreyfus discussion of the fund s relative underperformance and agreed to closely monitor performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

32

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ( SEC ) for the first and third quarters of each fiscal year on Form N-Q. The fund s Forms N-Q are available on the SEC s website at http://www.sec.gov and may be reviewed and copied at the SEC s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus

Large Cap Growth Fund

SEMIANNUAL REPORT June 30, 2015

Save time. Save paper. View your next shareholder report online as soon as it s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured " Not Bank-Guaranteed " May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund s Expenses
6	Comparing Your Fund s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
27	Information About the Renewal of the Fund s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Large Cap Growth Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Large Cap Growth Fund, covering the six-month period from January 1, 2015, through June 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market proved volatile on its way to posting modest gains over the first half of 2015. Investors were worried when the economic recovery stalled during the first quarter of the year due to unusually harsh winter weather, a strengthening U.S. dollar, and expected increases in short-term interest rates. These fears waned during the second quarter, when economic growth seemed to regain momentum. While a number of headwinds remained, investors were encouraged by better employment data, stronger housing markets, and stabilizing currency exchange rates.

We expect economic uncertainty and bouts of market volatility to persist over the near term as Europe continues to struggle with instability in Greece, China addresses a stubborn economic slowdown, geopolitical conflicts flare across the Middle East, and U.S. investors await the first in a series of short-term interest rate hikes. We remain more optimistic regarding the economy s long-term outlook, which we believe should be supported by improved consumer and business confidence as well as aggressively accommodative monetary policies from many of the world s major central banks.As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2015, through June 30, 2015, as provided by Irene D. O Neill, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2015, Dreyfus Large Cap Growth Fund s Class A shares achieved a total return of 5.00%, Class C shares returned 4.62%, and Class I shares returned 5.07%.1 In comparison, the Russell 1000® Growth Index, the fund s benchmark, produced a total return of 3.96%.2

U.S. equities advanced moderately over the first half of 2015 amid choppy economic growth.The fund outperformed its benchmark, mainly due to strong stock selections in the information technology, industrials, materials, and energy sectors.

The Fund s Investment Approach

The fund seeks to provide long-term capital appreciation.To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies with market capitalizations of $5 billion or more at the time of purchase.

The fund s investment philosophy is based on the premise that earnings growth is the primary determinant of long-term stock appreciation. With this, we use an approach that combines top-down and bottom-up analysis, so stock selection and sector allocation are both factors in determining the fund s holdings. Fundamental financial analysis is used to identify companies with characteristics such as: expected earnings growth rate exceeds market and industry trends; potential for positive earnings surprise relative to market expectations; positive operational or financial catalysts; attractive valuation based on growth prospects; and strong financial condition.

Choppy Economic Growth Constrained Equity Gains

An ongoing economic recovery proved uneven over the first half of 2015, as severe winter weather and a labor slowdown in West Coast ports produced a modest economic contraction during the first quarter. Global economic weakness further weighed on U.S. exporters and multinational corporations when massive quantitative easing programs in overseas markets caused the U.S. dollar to appreciate sharply against most

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

foreign currencies. Meanwhile, sharply lower oil prices created challenges for energy producers. Consequently, the S&P 500® Index vacillated between gains and losses over the first few months of the year.

The recovery seemed to get back on track in the spring, when labor markets resumed their gains, housing markets showed renewed strength, oil prices rebounded, and currency exchange rates stabilized. These developments sent stock prices higher through mid-June, until concerns regarding a debt crisis in Greece derailed the market s advance.

Strong Security Selections Buoyed Fund Results

The fund s investment approach proved successful during the reporting period. Relative results were especially robust in the information technology sector, where videogame developer Electronic Arts reported strong quarterly results due to the launch of new titles and a shift toward digital distribution. Cybersecurity specialist Palo Alto Networks encountered rising demand from businesses for network security. Semiconductor manufacturers Skyworks Solutions and NXP Semiconductors gained value amid higher sales of smartphones containing their chips, while Avago Technologies benefited from the same trend and positive investor reactions to pending acquisitions.

Successful security selections in the industrials sector included diversified conglomerate Ingersoll-Rand, which achieved especially strong sales growth in its heating, ventilation, and air conditioning (HVAC) unit. Aerospace manufacturer Boeing saw a robust increase in cash flow as the bulk of development costs for the new 787 aircraft appear to be complete.The fund s relative results in the industrials sector also benefited from lack of exposure to airlines, which struggled with increased industry capacity.

In the generally weak materials sector, the fund scored success with chemicals producer Celanese, which announced better-than-expected quarterly financial results and raised its future guidance.Among energy companies, refinerValero Energy saw profits expand as input costs declined due to lower oil prices.

On the other hand, the fund encountered weaker relative results in the consumer staples sector, where chocolate maker Hershey reported disappointing sales stemming from an economic slowdown in China. Despite continued strong sales in the United States,

4

pediatric nutrition company Mead Johnson Nutrition also was hurt by concerns about its growth prospects in China. In the consumer discretionary sector, a strengthening U.S. dollar created competitive pressures for motorcycle manufacturer Harley-Davidson, and a general downturn in sales of fashion accessories stoked worries that a turnaround strategy adopted by luxury goods purveyor Coach might prove insufficient.

Maintaining a Constructive Investment Posture

The U.S. economy has gained momentum, but we believe that market leadership is likely to be concentrated among companies benefiting mainly from secular growth trends, not cyclical factors. We have found an ample number of such opportunities across a variety of market sectors.We especially favor companies that appear poised to benefit from catalysts for organic growth, as well as businesses taking steps to improve their business profiles and boost earnings growth. For example, a number of technology companies engaged in cloud and mobile computing meet our growth-oriented investment criteria, and we have identified certain energy companies that can outperform their peers by profitably increasing production volumes even if commodity prices remain near current levels.

July 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund s prospectus.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on the redemption of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through May 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund s returns would have been lower.
2 SOURCE: LIPPER INC. Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Russell 1000® Growth Index is an unmanaged index that measures the performance of those
Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. Index return does not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund s prospectus or talk to your financial adviser.

Review your fund s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Growth Fund from January 1, 2015 to June 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2015
	Class A	Class C	Class I
Expenses paid per $1,000	$5.85	$9.64	$4.58
Ending value (after expenses)	$1,050.00	$1,046.20	$1,050.70

COMPARING YOUR FUND S EXPENSES

WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2015
	Class A	Class C	Class I
Expenses paid per $1,000	$5.76	$9.49	$4.51
Ending value (after expenses)	$1,019.09	$1,015.37	$1,020.33

Expenses are equal to the fund s annualized expense ratio of 1.15% for Class A, 1.90% for Class C and .90%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2015 (Unaudited)

Common Stocks 99.6%	Shares	Value ($)
Automobiles & Components 2.0%
Harley-Davidson	7,580	427,133
Johnson Controls	8,200	406,146
		833,279
Capital Goods 9.5%
Boeing	5,042	699,426
Caterpillar	5,290	448,698
Dover	7,810	548,106
Honeywell International	8,770	894,277
Ingersoll-Rand	12,980	875,112
United Technologies	4,914	545,110
		4,010,729
Consumer Durables & Apparel 4.4%
Coach	12,030	416,358
NIKE, Cl. B	6,230	672,965
PVH	6,697	771,494
		1,860,817
Consumer Services 3.1%
Cheesecake Factory	10,350	564,437
Yum! Brands	8,220	740,458
		1,304,895
Diversified Financials 1.8%
Intercontinental Exchange	1,138	254,468
Invesco	13,758	515,787
		770,255
Energy 4.6%
Anadarko Petroleum	2,760	215,446
Baker Hughes	5,560	343,052
Devon Energy	5,950	353,965
EOG Resources	4,460	390,473
Halliburton	5,950	256,266
Valero Energy	5,780	361,828
		1,921,030
Food & Staples Retailing 1.0%
Costco Wholesale	3,126	422,198
Food, Beverage & Tobacco 8.0%
Constellation Brands, Cl. A	3,850	446,677

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
Mead Johnson Nutrition	6,188		558,281
Monster Beverage	5,228	[a]	700,657
PepsiCo	10,510		981,003
Philip Morris International	8,750		701,488
			3,388,106
Health Care Equipment & Services 2.1%
Humana	2,586		494,650
St. Jude Medical	5,430		396,770
			891,420
Household & Personal Products .6%
Procter & Gamble	3,320		259,757
Insurance 1.1%
Arthur J. Gallagher & Co.	10,210		482,933
Materials 3.0%
Celanese, Ser. A	6,800		488,784
Dow Chemical	6,070		310,602
Nucor	10,090		444,666
			1,244,052
Media 5.6%
Comcast, Cl. A	18,690		1,124,017
Time Warner	7,810		682,672
Walt Disney	4,844		552,894
			2,359,583
Pharmaceuticals, Biotech &
Life Sciences 14.5%
AbbVie	13,130		882,205
ACADIA Pharmaceuticals	10,325	[a,b]	432,411
Achillion Pharmaceuticals	22,320	[a,b]	197,755
Allergan	2,269	[a]	688,551
Amgen	3,047		467,775
Biogen	1,037	[a]	418,886
BioMarin Pharmaceutical	3,529	[a]	482,697
Bristol-Myers Squibb	10,210		679,373
Celgene	4,213	[a]	487,592
Gilead Sciences	6,737		788,768
Mallinckrodt	4,786	[a]	563,408
			6,089,421

8

Common Stocks (continued)	Shares		Value ($)
Real Estate .6%
DDR	16,630	[c]	257,100
Retailing 3.7%
Amazon.com	2,339	[a]	1,015,337
Lowe s	7,800		522,366
			1,537,703
Semiconductors &
Semiconductor Equipment 4.7%
Avago Technologies	4,390		583,563
NXP Semiconductors	5,926	[a]	581,933
Skyworks Solutions	5,634		586,499
Taiwan Semiconductor Manufacturing, ADR	9,730		220,968
			1,972,963
Software & Services 16.5%
Accenture, Cl. A	3,770		364,861
Adobe Systems	3,450	[a]	279,484
Cognizant Technology Solutions, Cl. A	9,640	[a]	588,908
Electronic Arts	10,280	[a]	683,620
Facebook, Cl. A	17,080	[a]	1,464,866
Google, Cl. A	1,005	[a]	542,740
LinkedIn, Cl. A	2,051	[a]	423,798
Microsoft	7,620		336,423
NetSuite	6	[a]	550
salesforce.com	9,610	[a]	669,144
ServiceNow	8,190	[a]	608,599
Splunk	6,760	[a]	470,631
Twitter	13,490	[a]	488,608
			6,922,232
Technology Hardware & Equipment 9.4%
Apple	25,295		3,172,625
Palo Alto Networks	4,394	[a]	767,632
			3,940,257
Telecommunication Services 1.7%
Verizon Communications	15,570		725,718
Transportation 1.7%
Union Pacific	7,556		720,616
Total Common Stocks
(cost $31,947,247)			41,915,064

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment .2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $88,375)	88,375 [d]	88,375

Total Investments (cost $32,035,622)	99.8%	42,003,439
Cash and Receivables (Net)	.2%	70,263
Net Assets	100.0%	42,073,702

ADR American Depository Receipts
a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2015, the value of the fund s securities on loan was $618,678 and the value of the collateral held by the fund was $605,711, consisting of U.S. Government and Agency securities.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)

	Value (%)		Value (%)
Software & Services	16.5	Materials	3.0
Pharmaceuticals,		Health Care Equipment & Services	2.1
Biotech & Life Sciences	14.5	Automobiles & Components	2.0
Capital Goods	9.5	Diversified Financials	1.8
Technology Hardware & Equipment	9.4	Telecommunication Services	1.7
Food, Beverage & Tobacco	8.0	Transportation	1.7
Media	5.6	Insurance	1.1
Semiconductors &		Food & Staples Retailing	1.0
Semiconductor Equipment	4.7	Household & Personal Products	.6
Energy	4.6	Real Estate	.6
Consumer Durables & Apparel	4.4	Money Market Investment	.2
Retailing	3.7
Consumer Services	3.1		99.8

Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities See Statement of Investments (including securities on loan, valued at $618,678) Note 1(b):
Unaffiliated issuers		31,947,247	41,915,064
Affiliated issuers		88,375	88,375
Receivable for investment securities sold			442,075
Receivable for shares of Common Stock subscribed			110,500
Dividends and securities lending income receivable			36,907
Prepaid expenses			19,908
			42,612,829
Liabilities ($):
Due to The Dreyfus Corporation and affiliates Note 3(c)			31,770
Cash overdraft due to Custodian			29,950
Payable for investment securities purchased			449,127
Payable for shares of Common Stock redeemed			1,197
Accrued expenses			27,083
			539,127
Net Assets ($)			42,073,702
Composition of Net Assets ($):
Paid-in capital			32,231,793
Accumulated undistributed investment income net			98,563
Accumulated net realized gain (loss) on investments			(224,471)
Accumulated net unrealized appreciation
(depreciation) on investments			9,967,817
Net Assets ($)			42,073,702

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	12,745,490	1,185,497	28,142,715
Shares Outstanding	1,385,757	132,925	2,981,056
Net Asset Value Per Share ($)	9.20	8.92	9.44
See notes to financial statements.

The Fund 11

12

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,416 foreign taxes withheld at source):
Unaffiliated issuers	290,973
Affiliated issuers	342
Income from securities lending Note 1(b)	992
Total Income	292,307
Expenses:
Management fee Note 3(a)	136,951
Shareholder servicing costs Note 3(c)	24,693
Registration fees	22,382
Professional fees	21,871
Custodian fees Note 3(c)	6,305
Prospectus and shareholders reports	5,317
Distribution fees Note 3(b)	5,099
Directors fees and expenses Note 3(d)	1,014
Loan commitment fees Note 2	127
Miscellaneous	11,286
Total Expenses	235,045
Less reduction in expenses due to undertaking Note 3(a)	(40,020)
Less reduction in fees due to earnings credits Note 3(c)	(12)
Net Expenses	195,013
Investment Income Net	97,294
Realized and Unrealized Gain (Loss) on Investments Note 4 ($):
Net realized gain (loss) on investments	(71,306)
Net unrealized appreciation (depreciation) on investments	1,757,910
Net Realized and Unrealized Gain (Loss) on Investments	1,686,604
Net Increase in Net Assets Resulting from Operations	1,783,898
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Operations ($):
Investment income net	97,294	81,775
Net realized gain (loss) on investments	(71,306)	4,315,736
Net unrealized appreciation
(depreciation) oninvestments	1,757,910	(387,699)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,783,898	4,009,812
Dividends to Shareholders from ($):
Investment income net:
Class A Shares	(4,572)	(1,664)
Class I Shares	(37,539)	(71,854)
Net realized gain on investments:
Class A Shares	(83,688)	(875,885)
Class C Shares	(11,113)	(206,333)
Class I Shares	(232,624)	(3,503,279)
Total Dividends	(369,536)	(4,659,015)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	6,748,897	5,092,997
Class C Shares	219,998	1,509,268
Class I Shares	4,700,433	1,855,703
Dividends reinvested:
Class A Shares	82,207	805,637
Class C Shares	5,211	66,349
Class I Shares	216,184	2,946,936
Cost of shares redeemed:
Class A Shares	(1,170,585)	(580,714)
Class C Shares	(736,849)	(128,455)
Class I Shares	(2,973,858)	(5,899,478)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	7,091,638	5,668,243
Total Increase (Decrease) in Net Assets	8,506,000	5,019,040
Net Assets ($):
Beginning of Period	33,567,702	28,548,662
End of Period	42,073,702	33,567,702
Undistributed investment income net	98,563	43,380

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Capital Share Transactions:
Class A
Shares sold	726,158	538,074
Shares issued for dividends reinvested	8,773	90,134
Shares redeemed	(127,214)	(62,787)
Net Increase (Decrease) in Shares Outstanding	607,717	565,421
Class C
Shares sold	24,899	160,499
Shares issued for dividends reinvested	573	7,628
Shares redeemed	(82,531)	(13,819)
Net Increase (Decrease) in Shares Outstanding	(57,059)	154,308
Class I
Shares sold	508,372	191,579
Shares issued for dividends reinvested	22,496	320,933
Shares redeemed	(312,623)	(622,845)
Net Increase (Decrease) in Shares Outstanding	218,245	(110,333)

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund s financial statements.

Six Months Ended
June 30, 2015					Year Ended December 31,
Class A Shares		(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		8.84		8.96	7.44	6.50	6.84	5.94
Investment Operations:
Investment income (loss) net[a]		.02		.01	.02	.02	(.02)	(.01)
Net realized and unrealized
gain (loss) on investments		.42		1.28	2.61	.92	(.30)	.92
Total from Investment Operations		.44		1.29	2.63	.94	(.32)	.91
Distributions:
Dividends from
investment income net		(.00)[b]		(.00)[b]	(.06)		(.02)	(.02)
Dividends from net realized
gain on investments		(.08)		(1.41)	(1.05)
Total Distributions		(.08)		(1.41)	(1.11)		(.02)	(.02)
Settlement payment from
unaffiliated third party								.01
Net asset value, end of period		9.20		8.84	8.96	7.44	6.50	6.84
Total Return (%)[c]		5.00	[d]	14.49	36.02	14.46	(4.73)	15.60 [e]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		1.40	[f]	1.51	1.50	1.57	1.47	1.66
Ratio of net expenses
to average net assets		1.15	[f]	1.15	1.19	1.49	1.47	1.51
Ratio of net investment income
(loss) to average net assets		.34	[f]	.12	.29	.28	(.24)	(.13)
Portfolio Turnover Rate		20.98	[d]	91.53	76.66	61.52	58.58	63.42
Net Assets, end of period
($ x 1,000)		12,745		6,878	1,906	1,149	670	475

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e				If settlement payment from unaffiliated third party was not made, total return would have been 15.43%.
f Annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2015				Year Ended December 31,
Class C Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	8.60		8.82	7.34	6.45	6.83	5.95
Investment Operations:
Investment (loss) net[a]	(.02)		(.05)	(.04)	(.04)	(.07)	(.05)
Net realized and unrealized
gain (loss) on investments	.42		1.24	2.57	.93	(.31)	.93
Total from Investment Operations	.40		1.19	2.53	.89	(.38)	.88
Distributions:
Dividends from
investment income net							(.01)
Dividends from net realized
gain on investments	(.08)		(1.41)	(1.05)
Total Distributions	(.08)		(1.41)	(1.05)			(.01)
Settlement payment from
unaffiliated third party							.01
Net asset value, end of period	8.92		8.60	8.82	7.34	6.45	6.83
Total Return (%)[b]	4.62	[c]	13.66	34.92	13.80	(5.56)	15.10 [d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.17	[e]	2.29	2.31	2.57	2.42	2.16
Ratio of net expenses
to average net assets	1.90	[e]	1.90	1.90	2.26	2.25	2.16
Ratio of net investment (loss)
to average net assets	(.40)[e]		(.60)	(.42)	(.51)	(1.02)	(.81)
Portfolio Turnover Rate	20.98	[c]	91.53	76.66	61.52	58.58	63.42
Net Assets, end of period
($ x 1,000)	1,185		1,635	315	159	209	52

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	If settlement payment from unaffiliated third party was not made, total return would have been 14.76%.
e	Annualized.
See notes to financial statements.

16

Six Months Ended
June 30, 2015				Year Ended December 31,
Class I Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	9.07		9.16	7.61	6.64	6.97	6.03
Investment Operations:
Investment income net[a]	.03		.03	.05	.05	.02	.03
Net realized and unrealized
gain (loss) on investments	.43		1.32	2.66	.94	(.31)	.94
Total from Investment Operations	.46		1.35	2.71	.99	(.29)	.97
Distributions:
Dividends from
investment income net	(.01)		(.03)	(.11)	(.02)	(.04)	(.04)
Dividends from net realized
gain on investments	(.08)		(1.41)	(1.05)
Total Distributions	(.09)		(1.44)	(1.16)	(.02)	(.04)	(.04)
Settlement payment from
unaffiliated third party							.01
Net asset value, end of period	9.44		9.07	9.16	7.61	6.64	6.97
Total Return (%)	5.07	[b]	14.79	36.40	14.93	(4.23)	16.34 [c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.09	[d]	1.15	1.14	1.11	1.00	.92
Ratio of net expenses
to average net assets	.90	[d]	.90	.93	1.05	.97	.88
Ratio of net investment income
to average net assets	.59	[d]	.32	.55	.64	.24	.47
Portfolio Turnover Rate	20.98	[b]	91.53	76.66	61.52	58.58	63.42
Net Assets, end of period
($ x 1,000)	28,143		25,055	26,328	25,967	38,356	56,083

a	Based on average shares outstanding.
b	Not annualized.
c	If settlement payment from unaffiliated third party was not made, total return would have been 16.18%.
d	Annualized.
See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 Significant Accounting Policies:

Dreyfus Large Cap Growth Fund (the fund ) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the Company ), which is registered under the Investment Company Act of 1940, as amended (the Act ), as an open-end management investment company and operates as a series company currently offering eight series, including the fund.The fund s investment objective is to seek to provide long-term capital appreciation. The Dreyfus Corporation (the Manager or Dreyfus ), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ( BNY Mellon ), serves as the fund s investment adviser.

MBSC Securities Corporation (the Distributor ), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund s shares. The fund is authorized to issue 250 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized) and Class I (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge ( CDSC ) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) is the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized by the FASB to be applied by nongovernmental entities. Rules and inter-

18

pretive releases of the Securities and Exchange Commission ( SEC ) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1 unadjusted quoted prices in active markets for identical investments.

Level 2 other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 significant unobservable inputs (including the fund s own assumptions in determining the fair value of investments).

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company s Board of Directors (the Board ). Certain factors may be considered when fair valuing investments such

20

as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund s investments:

		Level 2 Other	Level 3
	Level 1	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities
Domestic
Common Stocks	40,528,600			40,528,600
Equity Securities
Foreign
Common Stocks	1,386,464			1,386,464
Mutual Funds	88,375			88,375

See Statement of Investments for additional detailed categorizations.

At June 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus,

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund may lend securities to qualified institutions. It is the fund s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. At June 30, 2015, the value of the collateral was 98% of the market value of the securities on loan. The fund received additional collateral subsequent to period end which resulted in the market value of the collateral to be at least 100% of the market value of the securities. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund s rights against the borrower and the collateral. During the period ended June 30, 2015, The Bank of New York Mellon earned $324 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as affiliated under the Act. Investments in affiliated investment companies during the period ended June 30, 2015 were as follows:

Affiliated
Investment	Value				Value	Net
Company	12/31/2014	($)	Purchases ($)	Sales ($) 6/30/2015 ($) Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	812,778		9,256,872	9,981,275	88,375.2
Dreyfus
Institutional
Cash Advantage
Fund	994,316		4,273,531	5,267,847
Total	1,807,094		13,530,403	15,249,122	88,375.2

22

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the Code ). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2014 was as follows: ordinary income $1,807,763 and long-term capital gains $2,851,252.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2 Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Mellon (each, a Facility ), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2015, the fund did not borrow under the facilities.

NOTE 3 Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .70% of the value of the fund s average daily net assets and is payable monthly. Dreyfus has agreed, from January 1, 2015 through May 1, 2016, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $40,020 during the period ended June 30, 2015.

During the period ended June 30, 2015, the Distributor retained $3,419 from commissions earned on sales of the fund s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2015, Class C shares were charged $5,099 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts,

24

such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2015, Class A and Class C shares were charged $12,007 and $1,700, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2015, the fund was charged $5,742 for transfer agency services and $240 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $12.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2015, the fund was charged $6,305 pursuant to the custody agreement.

During the period ended June 30, 2015, the fund was charged $6,240 for services performed by the Chief Compliance Officer and his staff.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $24,362, Distribution Plan fees $741, Shareholder Services Plan fees $2,733, custodian fees $4,782, Chief Compliance Officer fees $3,169 and transfer agency fees $1,451, which are offset against an expense reimbursement currently in effect in the amount of $5,468.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4 Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2015, amounted to $15,713,220 and $8,095,105, respectively.

At June 30, 2015, accumulated net unrealized appreciation on investments was $9,967,817, consisting of $10,493,314 gross unrealized appreciation and $525,497 gross unrealized depreciation.

At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

INFORMATION ABOUT THE RENEWAL OF THE
FUND S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund s Board of Directors held on March 11-12, 2015, the Board considered the renewal of the fund s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the Agreement ).The Board members, none of whom are interested persons (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management s brokerage policies

The Fund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND S
MANAGEMENT AGREEMENT (Unaudited) (continued)

and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. ( Lipper ), an independent provider of investment company data, which included information comparing (1) the fund s performance with the performance of a group of comparable funds (the Performance Group ) and with a broader group of funds (the Performance Universe ), all for various periods ended December 31, 2014, and (2) the fund s actual and contractual management fees and total expenses with those of a group of comparable funds (the Expense Group ) and with a broader group of funds (the Expense Universe ), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund s total return performance was generally at or above the Performance Group median for all periods (ranking highest in the two- and three-year periods) and above the Performance Universe median for all periods (ranking in the first quartile in several periods) except for the ten-year period when it was below the Performance Universe median. Dreyfus also provided a comparison of the fund s calendar year total returns to the returns of the fund s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund s contractual management fee was below the Expense Group median and the fund s actual management fee and total

28

expenses were below the Expense Group and Expense Universe medians (actual management fee was the lowest in the Expense Group).

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until May 1, 2016, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed .90% of the fund s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the Similar Clients ), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND S
MANAGEMENT AGREEMENT (Unaudited) (continued)

approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

"	The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.
"	The Board was satisfied with the fund s performance.
"	The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

30

"	The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 31

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ( SEC ) for the first and third quarters of each fiscal year on Form N-Q. The fund s Forms N-Q are available on the SEC s website at http://www.sec.gov and may be reviewed and copied at the SEC s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 20, 2015

By:       /s/James Windels

            James Windels,

            Treasurer

Date:    August 20, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)